CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 62,127	$ 235,381
Prepaid expenses and other current assets	164,139	19,826
Total Current Assets	226,266	255,207
PROPERTY AND EQUIPMENT:
Office and computer equipment	141,963	132,570
General plant		17,800
Furniture and fixtures		15,951
Leasehold improvements		866
Property, plant and equipment, Gross	141,963	167,187
Less accumulated depreciation and amortization	(133,775)	(164,730)
Property, plant and equipment, Net	8,188	2,457
Other assets	12,161	12,161
TOTAL ASSETS	246,615	269,825
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	320,435	647,949
Accounts payable	144,763	386,294
Accrued officers payroll	521,362	529,300
Due officers and directors		16,864
Accrued expenses and other current liabilities	107,528	87,111
Total Current Liabilities	1,094,088	1,667,518
Long Term Liabilities
TOTAL LIABILITIES	1,094,088	1,667,518
STOCKHOLDERS' DEFICIT
Preferred stock: $0.001 par value Authorized: 850,000 shares Issued and outstanding: - none
Common stock: $0.001 par value Authorized: 50,000,000 shares Issued and outstanding: 14,369,041 shares in 2012 and 12,853,701 in 2011	14,369	12,854
Committed to be issued: 107,500 shares in 2012 and 365,000 shares in 2011	107	365
Capital in excess of par value	23,996,481	20,621,545
Deficit accumulated prior to development stage commencing on October 11, 2005	(9,201,144)	(9,201,144)
Deficit accumulated during the development stage commencing October 11, 2005	(15,666,705)	(12,876,729)
Total Omagine, Inc. stockholders' deficit	(856,892)	(1,443,109)
Noncontrolling interests in Omagine LLC	9,419	45,416
Total Stockholders' Deficit	(847,473)	(1,397,693)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 246,615	$ 269,825